Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000007348 | Fixed Income Clearing Corp.,State Street Bank & Trust Co. Repurchase AgreementFR_85748R009_4.340000_2025-02-03
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000007348 | U.S. Treasury Floating Rate NotesFR_91282CJU6_4.484961_2026-01-31
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000007348 | U.S. Treasury Floating Rate NotesFR_91282CKM2_4.389961_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007348 | Goldman Sachs & Co. Repurchase AgreementFR_384999009_4.340000_2025-02-03
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007348 | Federal Farm Credit Banks Funding Corp.FR_3133EPHG3_4.480000_2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007348 | U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000007348 | Repurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000007348 | U.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C000007350 | Uniform Mortgage-Backed Security, TBAFR_01F060642
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000007350 | Uniform Mortgage-Backed Security, TBAFR_01F020638
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000007350 | Government National Mortgage Association, TBAFR_21H030633
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000007350 | Government National Mortgage Association, TBAFR_21H020626
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000007350 | Uniform Mortgage-Backed Security, TBAFR_01F022634
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000007350 | AssetShort-Term U.S. treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000007350 | AssetInvestment companies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007350 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000007350 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000007350 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	176.80%
C000007349 | Uniform Mortgage-Backed Security, TBAFR_01F060642
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000007349 | Uniform Mortgage-Backed Security, TBAFR_01F020638
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000007349 | Government National Mortgage Association, TBAFR_21H030633
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000007349 | Government National Mortgage Association, TBAFR_21H020626
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000007349 | Uniform Mortgage-Backed Security, TBAFR_01F022634
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000007349 | AssetShort-Term U.S. treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000007349 | AssetInvestment companies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007349 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000007349 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000007349 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	176.80%
C000007355 | U.S. Treasury NotesFR_91282CLN9
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007355 | U.S. Treasury BondsFR_912810SP4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007355 | Swiss Re Finance Luxembourg SAFR_87089NAA8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007355 | Credit Acceptance Auto Loan TrustFR_22534QAE1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007355 | SBA Tower TrustFR_78403DAZ3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007355 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000007355 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000007355 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000007355 | AssetLoan assignments
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000007355 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000007354 | U.S. Treasury NotesFR_91282CLN9
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007354 | U.S. Treasury BondsFR_912810SP4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007354 | Swiss Re Finance Luxembourg SAFR_87089NAA8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007354 | Credit Acceptance Auto Loan TrustFR_22534QAE1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007354 | SBA Tower TrustFR_78403DAZ3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007354 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000007354 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000007354 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000007354 | AssetLoan assignments
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000007354 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000007360 | U.S. Treasury NotesFR_91282CLN9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007360 | U.S. Treasury BondsFR_912810SP4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007360 | U.S. Treasury BondsFR_912810TH1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007360 | U.S. Treasury BondsFR_912810TN8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007360 | Uniform Mortgage-Backed Security, TBAFR_01F052649
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007360 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000007360 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000007360 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000007360 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000007360 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000007359 | U.S. Treasury NotesFR_91282CLN9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007359 | U.S. Treasury BondsFR_912810SP4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007359 | U.S. Treasury BondsFR_912810TH1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007359 | U.S. Treasury BondsFR_912810TN8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007359 | Uniform Mortgage-Backed Security, TBAFR_01F052649
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007359 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000007359 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000007359 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000007359 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000007359 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000007365 | Tobacco Settlement Financing Corp. (New Jersey)FR_888808HK1
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007365 | Indiana Finance Authority, Indiana University Health, Inc.FR_45470YEX5
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007365 | Michigan State Strategic Fund Improvement ProjectFR_594698QM7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007365 | Allegheny County Hospital Development Authority (Pennsylvania)FR_01728A3P9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007365 | New York State Dormitory AuthorityFR_64990FL44
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007365 | Indiana
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000007365 | New York
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000007365 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000007365 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000007365 | Texas
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000007364 | Tobacco Settlement Financing Corp. (New Jersey)FR_888808HK1
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007364 | Indiana Finance Authority, Indiana University Health, Inc.FR_45470YEX5
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007364 | Michigan State Strategic Fund Improvement ProjectFR_594698QM7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007364 | Allegheny County Hospital Development Authority (Pennsylvania)FR_01728A3P9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007364 | New York State Dormitory AuthorityFR_64990FL44
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007364 | Indiana
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000007364 | New York
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000007364 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000007364 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000007364 | Texas
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000007370 | China Government BondsFR_ACI2PSS51
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007370 | China Government BondsFR_ACI2NJ640
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000007370 | U.S. Treasury NotesFR_91282CME8
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007370 | Federal National Mortgage AssociationFR_3140XGR68
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007370 | Federal Home Loan Mortgage Corp.FR_3132DWG98
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007370 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007370 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000007370 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000007370 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000007370 | AssetNon-U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000007369 | China Government BondsFR_ACI2PSS51
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007369 | China Government BondsFR_ACI2NJ640
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000007369 | U.S. Treasury NotesFR_91282CME8
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007369 | Federal National Mortgage AssociationFR_3140XGR68
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007369 | Federal Home Loan Mortgage Corp.FR_3132DWG98
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007369 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007369 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000007369 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000007369 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000007369 | AssetNon-U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000016533 | Petroleos MexicanosFR_71654QAZ5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000016533 | Petroleos MexicanosFR_71654QDD1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016533 | TransDigm, Inc.FR_893647BL0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016533 | Samarco Mineracao SAFR_P8405QAA7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016533 | Cloud Software Group, Inc.FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016533 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016533 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000016533 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000016533 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000016533 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000016537 | Petroleos MexicanosFR_71654QAZ5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000016537 | Petroleos MexicanosFR_71654QDD1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016537 | TransDigm, Inc.FR_893647BL0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016537 | Samarco Mineracao SAFR_P8405QAA7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016537 | Cloud Software Group, Inc.FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016537 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016537 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000016537 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000016537 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000016537 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000228113 | Petroleos MexicanosFR_71654QAZ5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000228113 | Petroleos MexicanosFR_71654QDD1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000228113 | TransDigm, Inc.FR_893647BL0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000228113 | Samarco Mineracao SAFR_P8405QAA7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000228113 | Cloud Software Group, Inc.FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000228113 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000228113 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000228113 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000228113 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000228113 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000008145 | Elevance Health, Inc.FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008145 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000008145 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000008145 | American International Group, Inc.FR_026874784
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008145 | Bank of New York Mellon Corp.FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008145 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000008145 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000008145 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000008145 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000008145 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000008144 | Elevance Health, Inc.FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008144 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000008144 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000008144 | American International Group, Inc.FR_026874784
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008144 | Bank of New York Mellon Corp.FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008144 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000008144 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000008144 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000008144 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000008144 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000008150 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000008150 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000008150 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000008150 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008150 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008150 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000008150 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000008150 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000008150 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000008150 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000008149 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000008149 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000008149 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000008149 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008149 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008149 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000008149 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000008149 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000008149 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000008149 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000008155 | UGI Corp.FR_902681105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008155 | Capri Holdings Ltd.FR_G1890L107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008155 | Alcoa Corp.FR_013872106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008155 | First American Financial Corp.FR_31847R102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008155 | Amdocs Ltd.FR_G02602103
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008155 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000008155 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000008155 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000008155 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000008155 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000008154 | UGI Corp.FR_902681105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008154 | Capri Holdings Ltd.FR_G1890L107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008154 | Alcoa Corp.FR_013872106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008154 | First American Financial Corp.FR_31847R102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008154 | Amdocs Ltd.FR_G02602103
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008154 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000008154 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000008154 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000008154 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000008154 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000008160 | Grand Canyon Education, Inc.FR_38526M106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008160 | Freshpet, Inc.FR_358039105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008160 | Kinsale Capital Group, Inc.FR_49714P108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008160 | Globant SAFR_L44385109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008160 | SPS Commerce, Inc.FR_78463M107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008160 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000008160 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000008160 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000008160 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000008160 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000008159 | Grand Canyon Education, Inc.FR_38526M106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008159 | Freshpet, Inc.FR_358039105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008159 | Kinsale Capital Group, Inc.FR_49714P108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008159 | Globant SAFR_L44385109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008159 | SPS Commerce, Inc.FR_78463M107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008159 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000008159 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000008159 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000008159 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000008159 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000008165 | DBS Group Holdings Ltd.FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008165 | United Overseas Bank Ltd.FR_691678007
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008165 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008165 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008165 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008165 | Investor ABFR_BMV7PQ908
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000008165 | DSV ASFR_B1WT5G909
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000008165 | Zealand Pharma ASFR_B0SDJB907
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000008165 | EQT ABFR_BJ7W9K908
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000008165 | FUJIFILM Holdings Corp.FR_635652001
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000008165 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000008165 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000008165 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000008165 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000008165 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000008164 | DBS Group Holdings Ltd.FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008164 | United Overseas Bank Ltd.FR_691678007
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008164 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008164 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008164 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008164 | Investor ABFR_BMV7PQ908
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000008164 | DSV ASFR_B1WT5G909
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000008164 | Zealand Pharma ASFR_B0SDJB907
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000008164 | EQT ABFR_BJ7W9K908
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000008164 | FUJIFILM Holdings Corp.FR_635652001
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000008164 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000008164 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000008164 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000008164 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000008164 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000228111 | DBS Group Holdings Ltd.FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228111 | United Overseas Bank Ltd.FR_691678007
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000228111 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228111 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000228111 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000228111 | Investor ABFR_BMV7PQ908
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000228111 | DSV ASFR_B1WT5G909
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000228111 | Zealand Pharma ASFR_B0SDJB907
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000228111 | EQT ABFR_BJ7W9K908
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000228111 | FUJIFILM Holdings Corp.FR_635652001
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000228111 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000228111 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000228111 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000228111 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000228111 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000008170 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008170 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000008170 | Taiwan Semiconductor Manufacturing Co. Ltd. ADRFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000008170 | MediaTek, Inc.FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008170 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008170 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000008170 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000008170 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000008170 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000008170 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000008169 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008169 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000008169 | Taiwan Semiconductor Manufacturing Co. Ltd. ADRFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000008169 | MediaTek, Inc.FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008169 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008169 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000008169 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000008169 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000008169 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000008169 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000228112 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000228112 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000228112 | Taiwan Semiconductor Manufacturing Co. Ltd. ADRFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228112 | MediaTek, Inc.FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228112 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000228112 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000228112 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000228112 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000228112 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000228112 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000016586 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000016586 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000016586 | Goodman GroupFR_B03FYZ909
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000016586 | Digital Realty Trust, Inc.FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000016586 | Ventas, Inc.FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000016586 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000016586 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016586 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016586 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000016586 | United States
Holdings [Line Items]
Percent of Net Asset Value	78.50%
C000016590 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000016590 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000016590 | Goodman GroupFR_B03FYZ909
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000016590 | Digital Realty Trust, Inc.FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000016590 | Ventas, Inc.FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000016590 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000016590 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016590 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016590 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000016590 | United States
Holdings [Line Items]
Percent of Net Asset Value	78.50%
C000016591 | Carillon Reams Unconstrained Bond FundFR_14214M724
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000016591 | Virtus AlphaSimplex Managed Futures Strategy FundFR_92835M422
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000016591 | AQR Style Premia Alternative FundFR_00203H420
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000016591 | U.S. Treasury NotesFR_91282CFT3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016591 | CRH PLCFR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000016591 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000016591 | iShares iBoxx $ High Yield Corporate Bond ETFFR_464288513
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000016591 | iShares Core S&P/TSX Capped Composite Index ETFFR_46430J952
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000016591 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000016591 | HubSpot, Inc.FR_443573100
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000016591 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000016591 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000016591 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000016591 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000016591 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000016595 | Carillon Reams Unconstrained Bond FundFR_14214M724
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000016595 | Virtus AlphaSimplex Managed Futures Strategy FundFR_92835M422
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000016595 | AQR Style Premia Alternative FundFR_00203H420
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000016595 | U.S. Treasury NotesFR_91282CFT3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016595 | CRH PLCFR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000016595 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000016595 | iShares iBoxx $ High Yield Corporate Bond ETFFR_464288513
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000016595 | iShares Core S&P/TSX Capped Composite Index ETFFR_46430J952
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000016595 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000016595 | HubSpot, Inc.FR_443573100
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000016595 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000016595 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000016595 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000016595 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000016595 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000228115 | Carillon Reams Unconstrained Bond FundFR_14214M724
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000228115 | Virtus AlphaSimplex Managed Futures Strategy FundFR_92835M422
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228115 | AQR Style Premia Alternative FundFR_00203H420
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000228115 | U.S. Treasury NotesFR_91282CFT3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228115 | CRH PLCFR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228115 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000228115 | iShares iBoxx $ High Yield Corporate Bond ETFFR_464288513
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000228115 | iShares Core S&P/TSX Capped Composite Index ETFFR_46430J952
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000228115 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000228115 | HubSpot, Inc.FR_443573100
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000228115 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000228115 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000228115 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000228115 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000228115 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	6.20%